OTHER ASSETS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capitalized website development costs	$ 424,224	$ 411,800
Deposits	74,692	76,052
Other noncurrent assets	$ 0	$ 4,321